Common Stock and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Summary of Long-Term Incentive Plans

Nonvested Units	Units	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2014	3,407,354	$4.97
Granted	1,541,395	6.66
Vested	(1,399,874)	5.06
Forfeited	(204,062)	5.44
Nonvested at December 31, 2014	3,344,813	$5.66

Schedule of Nonvested Performance-based Units Activity [Table Text Block]	The following table presents PCUs granted and forfeited under the Company's Stock Plan:

	Year ended December 31,
	2014	2013	2012
Granted	16,574	18,000	38,429
Forfeited	110	13,358	3,955